Notes to the consolidated statements of income (Tables)	12 Months Ended
Dec. 31, 2020
Notes to the consolidated statements of income
Schedule of revenue

Revenue

in € THOUS

	2020			2019			2018
	Revenue from			Revenue from			Revenue from
	contracts with	Other		contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total	customers	revenue	Total
Health care services
Dialysis services	12,558,644	—	12,558,644	12,447,092	—	12,447,092	11,420,415	—	11,420,415
Care Coordination	1,251,945	303,810	1,555,755	1,176,227	248,900	1,425,127	1,622,862	221,012	1,843,874
	13,810,589	303,810	14,114,399	13,623,319	248,900	13,872,219	13,043,277	221,012	13,264,289

Health care products
Dialysis products	3,538,605	104,669	3,643,274	3,402,987	125,519	3,528,506	3,115,753	93,068	3,208,821
Non-dialysis products	101,390	—	101,390	75,830	—	75,830	73,763	—	73,763
	3,639,995	104,669	3,744,664	3,478,817	125,519	3,604,336	3,189,516	93,068	3,282,584
Total	17,450,584	408,479	17,859,063	17,102,136	374,419	17,476,555	16,232,793	314,080	16,546,873

Schedule of trade accounts receivables from unrelated parties and contract liabilities

Trade accounts receivables from unrelated parties and contract liabilities in € THOUS

	2020	2019

Trade accounts receivables from unrelated parties	3,084,311	3,341,111
Contract liabilities	876,051	22,802

Schedule of unsatisfied performance obligations	Unsatisfied performance obligations in € THOUS

1 year	856,206
1 - 3 years	683,293
3 - 5 years	272,549
5 - 10 years	104,510
Total	1,916,558

Schedule of cost of materials

Cost of materials

in € THOUS

	2020	2019	2018

Cost of raw materials, supplies and purchased components	3,959,216	4,031,371	3,395,895
Cost of purchased services	261,805	258,959	233,638
Cost of materials	4,221,021	4,290,330	3,629,533

Schedule of personnel expenses

Personnel expenses

in € THOUS

	2020	2019	2018

Wages and salaries	5,753,795	5,448,662	5,025,128
Social security contributions and cost of
retirement benefits and social assistance	1,313,612	1,350,696	1,414,525
thereof retirement benefits	181,347	174,009	156,581
Personnel expenses	7,067,407	6,799,358	6,439,653

Schedule of employee by function

Employees by function

	2020	2019	2018

Production and Services	106,797	103,896	97,971
Administration	12,525	11,634	10,510
Sales and Marketing	3,972	3,253	3,360
Research and Development	1,198	1,050	881
Total employees	124,492	119,833	112,722

Schedule of income before income taxes according to region	Income before income taxes in € THOUS

	2020	2019	2018

Germany	160,866	101,734	161,861
United States	1,487,931	1,149,149	2,191,834
Other	287,593	589,231	383,041
Total	1,936,390	1,840,114	2,736,736

Schedule of income tax expense (benefit) according to region

Income tax expense (benefit)

in € THOUS

	2020	2019	2018
Current
Germany	17,879	(59,928)	45,136
United States	242,062	168,503	261,211
Other	129,512	228,773	115,561
	389,453	337,348	421,908
Deferred
Germany	27,844	48,313	(34,685)
United States	95,444	57,352	145,700
Other	(12,183)	(41,399)	(21,844)
	111,105	64,266	89,171
Total	500,558	401,614	511,079

Schedule of reconciliation of expected and actual income tax expense

Reconciliation of income taxes

in € THOUS

	2020	2019	2018

Expected corporate income tax expense	584,983	555,898	825,810
Tax free income	(51,231)	(65,889)	(50,747)
Income from equity method investees	(28,510)	(23,683)	(18,185)
Tax rate differentials	(71,755)	(58,386)	(106,258)
Non-deductible expenses(1)	106,437	44,283	60,721
Taxes for prior years	(2,748)	(5,454)	(91,138)
Noncontrolling partnership interests	(70,300)	(60,724)	(61,936)
Tax on divestitures	—	—	(74,560)
Tax rate changes	4,221	2,743	(219)
Change in realizability of deferred tax assets and tax credits	12,627	8,519	3,211
Withholding taxes	4,858	13,083	4,564
Other	11,976	(8,776)	19,816
Income tax expense	500,558	401,614	511,079

Effective tax rate	25.9%	21.8%	18.7%

Schedule of deferred income taxes and net operating loss carryforwards

Deferred income tax assets and liabilities

in € THOUS

	2020	2019
Deferred tax assets
Trade accounts receivable	16,243	13,392
Inventories	73,087	71,915
Intangible assets	4,817	4,994
Property, plant and equipment and other non-current assets	78,545	72,769
Lease Liabilities	853,352	1,164,620
Provisions and other liabilities	187,406	50,819
Pension liabilities	148,808	135,356
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	111,861	175,394
Derivatives	11,447	3,027
Compensation expense related to stock options	3,064	3,426
Other	41,598	36,403
Total deferred tax assets	1,530,228	1,732,115

Deferred tax liabilities
Trade accounts receivable	38,753	30,310
Inventories	3,066	19,324
Intangible assets	759,146	632,984
Property, plant and equipment and other non-current assets	228,609	165,082
Right-of-use assets	780,321	1,068,409
Provisions and other liabilities	13,204	92,756
Derivatives	1,508	372
Other	140,355	101,384
Total deferred tax liabilities	1,964,962	2,110,621
Net deferred tax liabilities	(434,734)	(378,506)

Net deferred income tax assets and liabilities

in € THOUS

	2020	2019

Deferred tax assets	351,152	361,196
Deferred tax liabilities	785,886	739,702
Net deferred tax liabilities	(434,734)	(378,506)

Net operating loss carryforwards

in € THOUS

2021	14,918
2022	10,324
2023	14,163
2024	29,173
2025	46,365
2026	5,840
2027	7,590
2028	5,275
2029	10,585
2030 and thereafter	166,111
Without expiration date	195,637
Total	505,981